Earnings per share (Detail) - PEN (S/) S/ / shares in Units, shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Opening Balance	114,480	115,418	115,418
Sale of treasury stock		1
Purchase of treasury stock	(193)	(407)
Closing Balance	114,287	115,012	115,418
IFS's shareholders	S/ 1,300,078	S/ 1,072,728	S/ 1,668,026
Basic earnings per share attributable to IFS's shareholders (Soles)	S/ 11.376	S/ 9.327	S/ 14.452
Diluted earnings per share attributable to IFS's shareholders (Soles)	S/ 11.376	S/ 9.327	S/ 14.452
Outstanding shares [member]
Earnings per share [line items]
Opening Balance	114,480	115,418	115,418
Sale of treasury stock	2	1
Purchase of treasury stock	(1,194)	(939)
Closing Balance	113,288	114,480	115,418
Sharesconsidered in computation [member]
Earnings per share [line items]
Opening Balance	114,480	115,418	115,418
Sale of treasury stock	2	1
Purchase of treasury stock	(1,194)	(939)
Closing Balance	113,288	114,480	115,418